Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	1,003,755,904.57	44,009
Yield Supplement Overcollateralization Amount 03/31/21	49,674,167.28	0
Receivables Balance 03/31/21	1,053,430,071.85	44,009
Principal Payments	34,638,668.44	1,095
Defaulted Receivables	1,101,319.37	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	47,397,962.79	0
Pool Balance at 04/30/21	970,292,121.25	42,876

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.92%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	2,791,571.98	121
Past Due 61-90 days	823,301.25	41
Past Due 91-120 days	166,933.63	11
Past Due 121+ days	0.00	0
Total	3,781,806.86	173

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	789,519.11
Aggregate Net Losses/(Gains) - April 2021	311,800.26
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	0.21%
Second Prior Net Losses Ratio	0.07%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	11,158,359.39
Actual Overcollateralization	11,158,359.39
Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	5.80%
Weighted Average Remaining Term	58.47

Flow of Funds	$ Amount
Collections	38,616,197.88
Investment Earnings on Cash Accounts	475.35
Servicing Fee	(877,858.39)
Transfer to Collection Account	0.00
Available Funds	37,738,814.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	200,050.69
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,400,590.42
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	11,158,359.39
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,429,946.01

Total Distributions of Available Funds	37,738,814.84

Servicing Fee	877,858.39
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	992,212,711.67
Principal Paid	33,078,949.81
Note Balance @ 05/17/21	959,133,761.86

Class A-1
Note Balance @ 04/15/21	89,042,711.67
Principal Paid	33,078,949.81
Note Balance @ 05/17/21	55,963,761.86
Note Factor @ 05/17/21	28.6993651%

Class A-2
Note Balance @ 04/15/21	363,000,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	363,000,000.00
Note Factor @ 05/17/21	100.0000000%

Class A-3
Note Balance @ 04/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	390,600,000.00
Note Factor @ 05/17/21	100.0000000%

Class A-4
Note Balance @ 04/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	100,020,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	33,030,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	16,520,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	229,919.02
Total Principal Paid	33,078,949.81
Total Paid	33,308,868.83

Class A-1
Coupon	0.13857%
Interest Paid	10,967.69
Principal Paid	33,078,949.81
Total Paid to A-1 Holders	33,089,917.50

Class A-2
Coupon	0.17000%
Interest Paid	51,425.00
Principal Paid	0.00
Total Paid to A-2 Holders	51,425.00

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2093656
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.1218844
Total Distribution Amount	30.3312500

A-1 Interest Distribution Amount	0.0562446
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	169.6356401
Total A-1 Distribution Amount	169.6918847

A-2 Interest Distribution Amount	0.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1416667

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	163.26
Noteholders' Third Priority Principal Distributable Amount	499.41
Noteholders' Principal Distributable Amount	337.33

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	5,504,632.16
Investment Earnings	316.71
Investment Earnings Paid	(316.71)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,658,231.98	$4,354,716.09	$4,195,331.24
Number of Extensions	116	146	135
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.40%	0.36%